Related Party Transactions (Details) - Schedule of Principal Related Parties	12 Months Ended
Jun. 30, 2024
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder
Mr. Wen Haoxiang [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder